Related Party Transactions - Schedule of Related Party Transactions (Details)	6 Months Ended
Jun. 30, 2026
Mr. Alan Nan Wu [Member]
Related Party Transaction [Line Items]
Related party relationship	Shareholder and Executive Chairman of the Company
Mr. Benjamin Zhai [Member]
Related Party Transaction [Line Items]
Related party relationship	Chief Executive Officer and Executive Director of the Company
Mr. Chenxuan Zhao [Member]
Related Party Transaction [Line Items]
Related party relationship	Director of certain subsidiaries of the Group
Yunmi New Energy Technology Ltd.[Member]
Related Party Transaction [Line Items]
Related party relationship	A company wholly owned by Mr. Chenxuan Zhao